Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)
Short-term and long-term debt
Accrued interest		$ 6,102	$ 5,972
Total financial debt		1,994,283	3,482,714	$ 1,591,019
Less: Short-term maturities	$ 121,789	1,051,237	2,403,562	1,371,202
Long-term	$ 54,681	943,046	1,079,152	$ 219,817
Within one year
Short-term and long-term debt
Total financial debt			2,403,562
Between one year and two years
Short-term and long-term debt
Total financial debt			670,388
Between two and three years
Short-term and long-term debt
Total financial debt			333,303
Between three and four years
Short-term and long-term debt
Total financial debt			75,461
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 1,271,891	2,528,388
Total financial debt			2,531,978
Interest rate basis	three-month LIBOR	three-month LIBOR
Revolving line of credit | Within one year
Short-term and long-term debt
Total financial debt			1,452,826
Revolving line of credit | Between one year and two years
Short-term and long-term debt
Total financial debt			670,388
Revolving line of credit | Between two and three years
Short-term and long-term debt
Total financial debt			333,303
Revolving line of credit | Between three and four years
Short-term and long-term debt
Total financial debt			75,461
Short-term working capital facility with Citibanamex
Short-term and long-term debt
Financial debt excluding accrued interest		$ 406,330	948,354
Total financial debt			950,736
Interest rate basis	TIIE 28	TIIE 28
Short-term working capital facility with Citibanamex | Within one year
Short-term and long-term debt
Total financial debt			$ 950,736
Short-term working capital facility with Bank of America
Short-term and long-term debt
Financial debt excluding accrued interest		$ 309,960
Interest rate basis		one-month LIBOR
Spread on interest rate basis		1.60%
Minimum | Revolving line of credit
Short-term and long-term debt
Spread on interest rate basis	1.99%	1.99%	1.99%
Minimum | Short-term working capital facility with Citibanamex
Short-term and long-term debt
Spread on interest rate basis	0.20%	0.20%	0.20%
Maximum | Revolving line of credit
Short-term and long-term debt
Spread on interest rate basis	2.25%	2.25%	2.25%
Maximum | Short-term working capital facility with Citibanamex
Short-term and long-term debt
Spread on interest rate basis	0.80%	0.80%	0.80%